Annual Fund Operating Expenses - Class T - DWS California Tax-Free Income Fund - Class T	Dec. 01, 2021
Operating Expenses:
Management fee	0.38%	[1]
Distribution/service (12b-1) fees	0.25%
Other expenses	0.30%	[2]
Total annual fund operating expenses	0.93%
Fee waiver/expense reimbursement	0.17%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.76%

[1]	“Management fee” is restated to reflect the fund’s new management fee rate effective October 1, 2021.
[2]	”Other expenses“ for Class T are based on estimated amounts for the current fiscal year.